UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5021

Dreyfus Premier Short-Intermediate Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	6/30/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Short-Intermediate Municipal Bond Fund
June 30, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.2%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.0%
Alabama Public School and College
Authority, Capital Improvement
Revenue	5.00	5/1/13	2,350,000	2,536,472
Birmingham Water Works Board,
Water Revenue	5.00	1/1/13	2,665,000	2,826,686
Alaska--.6%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.00	4/1/14	3,000,000	3,279,750
Arizona--2.2%
Arizona Transportation Board,
Transportation Excise Tax
Revenue (Maricopa County
Regional Area Road Fund)	5.00	7/1/13	2,690,000	2,928,388
Regional Public Transportation
Authority, Transportation
Excise Tax Revenue (Maricopa
County Public Transportation
Fund)	5.00	7/1/13	4,590,000	4,962,203
Rio Nuevo Multipurpose Facilities
District, Subordinate Lien
Excise Tax Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.50	7/15/14	3,770,000	4,168,074
California--7.2%
California,
GO (Various Purpose)	5.00	2/1/13	2,500,000	2,660,350
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/15	2,550,000	2,919,316
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/13	4,225,000	4,546,311
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/14	4,000,000	4,403,440
California Statewide Communities
Development Authority, Revenue
(Proposition 1A Receivables
Program)	5.00	6/15/13	11,010,000	11,838,502
Los Angeles County Metropolitan
Transportation Authority,
General Revenue (Union Station
Gateway Project)	5.00	7/1/13	1,150,000	1,245,657
Los Angeles County Metropolitan
Transportation Authority,
Proposition A First Tier
Senior Sales Tax Revenue	5.00	7/1/14	5,000,000	5,624,200

Los Angeles County Metropolitan
Transportation Authority,
Proposition C Sales Tax Revenue	5.00	7/1/14	2,000,000	2,244,620
Southern California Public Power
Authority, Transmission
Project Revenue (Southern
Transmission Project)	5.00	7/1/14	3,000,000	3,343,710
Colorado--.1%
Black Hawk,
Device Tax Revenue	5.00	12/1/12	760,000	782,770
District of Columbia--1.7%
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/13	5,000,000	5,522,900
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/13	3,300,000	3,559,809
Florida--12.6%
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/15	2,000,000	2,141,400
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.00	6/1/14	5,500,000	5,856,070
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	3/1/12	750,000	771,952
Clearwater,
Water and Sewer Revenue	5.00	12/1/13	1,400,000	1,534,092
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.25	7/1/12	3,430,000	3,590,112
Florida State Board of Education,
Lottery Revenue	5.00	7/1/13	2,555,000	2,766,707
Florida State Board of Education,
Lottery Revenue	5.00	7/1/14	2,500,000	2,780,150
Florida State Board of Education,
Lottery Revenue	5.00	7/1/14	5,375,000	5,977,323
Florida State Board of Education,
Lottery Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/14	2,265,000	2,518,816
Florida Water Pollution Control
Financing Corporation, Water
Pollution Control Revenue	5.00	7/15/15	4,315,000	4,960,006
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.00	11/15/13	1,000,000	1,095,250
Hillsborough County Industrial
Development Authority, PCR
(Tampa Electric Company
Project)	5.10	10/1/13	1,855,000	1,930,907
Kissimmee Utility Authority,

Electric System Revenue	4.00	10/1/15	1,850,000	2,014,687
Lakeland,
Energy System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/15	3,150,000	3,561,516
Lee County,
Airport Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	10/1/14	3,000,000	3,245,010
Miami-Dade County,
Aviation Revenue (Miami
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	10/1/14	1,000,000	1,089,450
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.00	8/1/14	2,010,000	2,179,182
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/12	1,200,000	1,269,300
Orlando-Orange County Expressway
Authority, Revenue (Insured;
AMBAC)	5.00	7/1/12	3,870,000	4,030,450
Orlando-Orange County Expressway
Authority, Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	7/1/14	2,000,000	2,205,400
Saint Petersburg,
Public Utility Revenue	5.00	10/1/12	2,320,000	2,448,760
Saint Petersburg,
Public Utility Revenue	5.00	10/1/13	2,435,000	2,655,270
Sarasota County School Board,
COP (Master Lease Purchase
Agreement)	5.00	7/1/14	1,365,000	1,489,816
South Miami Health Facilities
Authority, HR (Baptist Health
South Florida Obligated Group)	5.00	8/15/14	1,500,000	1,662,090
Tampa,
Solid Waste System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	4.00	10/1/14	1,715,000	1,790,357
Tampa Bay Water, A Regional Water
Supply Authority, Utility
System Revenue	5.00	10/1/15	2,080,000	2,385,739
Georgia--.6%
Fulton County Development
Authority, Revenue (Georgia
Tech Foundation Funding
Student Athletic Complex II
Project)	5.75	11/1/13	1,095,000	1,113,889
Gwinnett County Development
Authority, COP (Gwinnett
County Public Schools Project)
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	1/1/14	2,100,000 a	2,339,694

Hawaii--1.1%
Hawaii,
Airports System Revenue	5.00	7/1/14	5,575,000	6,050,046
Illinois--4.6%
Chicago,
General Airport Third Lein
Revenue (Chicago O'Hare
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	1/1/16	3,575,000	4,008,218
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	1/1/14	2,700,000 a	2,989,332
Chicago,
Passenger Facility Charge
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/15	1,000,000	1,098,690
Cook County,
GO Capital Equipment Bonds	5.00	11/15/13	2,000,000	2,161,760
Illinois,
GO	5.00	1/1/14	7,300,000	7,859,837
Illinois,
GO	5.00	1/1/15	2,665,000	2,904,877
Illinois,
Sales Tax Revenue	5.00	6/15/14	2,340,000	2,582,260
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	4.00	6/1/13	1,200,000	1,241,052
Indiana--2.5%
Indiana Finance Authority,
Revenue (Trinity Health Credit
Group)	5.00	12/1/13	2,045,000	2,220,686
Indiana Transportation Finance
Authority, Highway Revenue
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	6/1/13	1,000,000 a	1,088,110
Indianapolis,
Thermal Energy System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/15	2,000,000	2,256,020
Indianapolis Local Public
Improvement Bond Bank, Revenue
(Indianapolis Airport
Authority Project) (Insured;
Assured Guaranty Municipal
Corp.)	5.63	1/1/14	2,230,000	2,346,874
Rockport,
PCR (Indiana Michigan Power
Company Project)	6.25	6/2/14	3,000,000	3,332,370
Seymour,
EDR (Union Camp Corporation
Project)	6.25	7/1/12	2,420,000	2,523,213
Kansas--.6%
Wichita,
Hospital Facilities Revenue

(Via Christi Health System,
Inc.)	4.00	11/15/12	1,000,000	1,039,320
Wyandotte County/Kansas City
Unified Government Board of
Public Utilities, Utility
System Revenue	5.00	9/1/14	2,060,000	2,281,512
Louisiana--1.2%
Parish of Orleans Parishwide
School District, GO (Insured;
Assured Guaranty Municipal
Corp.)	4.00	9/1/14	5,885,000	6,279,766
Maryland--.7%
Baltimore County,
GO (Consolidated Public
Improvement)	5.00	8/1/13	1,000,000	1,095,600
Harford County,
GO (Consolidated Public
Improvement)	5.00	7/1/13	2,650,000	2,891,521
Massachusetts--1.2%
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/13	2,100,000	2,298,744
Massachusetts Development Finance
Agency, Revenue (Boston
College Issue)	5.00	7/1/15	2,000,000	2,290,660
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.00	1/1/16	650,000	702,098
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/14	1,300,000	1,446,965
Michigan--3.8%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/14	3,125,000	3,387,031
Detroit,
Water Supply System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/12	3,000,000	3,105,630
Michigan Building Authority,
Revenue (Facilities Program)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	10/15/12	4,285,000	4,538,244
Michigan Municipal Bond Authority,
School Loan Revenue	5.25	12/1/12	1,000,000	1,060,840
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	6.25	9/1/14	2,500,000	2,794,875
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/14	2,500,000	2,648,925

Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/12	3,000,000	3,128,340
Minnesota--.3%
Saint Paul Independent School
District Number 625, GO School
Building Bonds (Minnesota
School District Credit
Enhancement Program)	5.00	2/1/14	1,415,000	1,566,646
Nebraska--.8%
Omaha Public Power District,
Electric System Revenue	5.00	2/1/16	3,770,000	4,352,277
Nevada--.9%
Clark County School District,
Limited Tax GO (Insured;
Assured Guaranty Municipal
Corp.)	5.00	6/15/14	1,000,000	1,107,530
Clark County School District,
Limited Tax GO (Insured;
Assured Guaranty Municipal
Corp.)	5.50	6/15/14	2,650,000	2,973,273
Clark County School District,
Limited Tax GO (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/15/14	1,005,000	1,058,355
New Jersey--3.5%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	9/1/15	5,000,000	5,541,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Holy Name Medical Center
Issue)	5.00	7/1/14	1,795,000	1,868,003
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue	5.00	12/1/14	1,660,000	1,817,833
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/15/13	215,000	239,959
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/15/13	4,785,000	5,225,076
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Prerefunded)	5.50	6/15/13	4,000,000 a	4,395,880
New Mexico--1.3%
Gallup,
PCR (Tri-State Generation and
Transmission Association, Inc.
Project) (Insured; AMBAC)	5.00	8/15/14	3,785,000	4,022,925
New Mexico Hospital Equipment Loan
Council, Hospital System

Revenue (Presbyterian
Healthcare Services)	5.25	8/1/14	3,000,000	3,298,200
New York--6.2%
Erie County Industrial Development
Agency, School Facility
Revenue (City School District
of the City of Buffalo Project)	5.00	5/1/14	1,750,000	1,934,433
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.00	11/15/14	2,120,000	2,378,237
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/13	2,880,000	3,137,731
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/15	2,645,000	3,001,652
New York City,
GO	5.00	8/1/15	2,000,000	2,284,960
New York City Health and Hospitals
Corporation, Health System
Revenue	5.00	2/15/15	2,000,000	2,230,140
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/13	4,105,000	4,523,833
New York City Transitional Finance
Authority, Revenue (New York
City Recovery Bonds)	5.00	11/1/14	3,000,000	3,391,020
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University)	5.00	7/1/15	1,000,000	1,107,740
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/14	3,535,000	3,916,921
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/16	5,000,000	5,753,900
North Carolina--.8%
Charlotte,
GO	5.00	6/1/13	1,000,000	1,087,620
Mecklenburg County Public
Facilities Corporation,
Limited Obligation Bonds	5.00	3/1/14	3,000,000	3,337,320
Ohio--.5%
Ohio State University,
General Receipts Bonds	5.00	6/1/13	1,150,000	1,246,876
Ohio State University,
General Receipts Bonds	5.00	12/1/14	1,265,000	1,436,041
Oklahoma--1.6%
Tulsa County Industrial Authority,
Capital Improvements Revenue	5.00	5/15/14	6,000,000	6,640,020
Tulsa County Industrial Authority,
Educational Facilities Lease
Revenue (Broken Arrow Public

Schools Project)	4.00	9/1/15	2,100,000	2,284,296
Oregon--1.5%
Oregon,
GO (State Property - Various
Projects)	5.00	5/1/16	1,750,000	2,043,738
Oregon Department of
Administrative Services, COP	5.00	11/1/13	5,565,000	6,113,153
Pennsylvania--6.6%
Adams County Industrial
Development Authority, Revenue
(Gettysburg College)	5.00	8/15/14	1,000,000	1,096,920
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/15	1,000,000	1,057,670
Allegheny County Industrial
Development Authority, EIR
(USX Corporation Project)	4.75	11/1/11	2,000,000	2,043,000
Pennsylvania,
GO	5.00	7/15/14	3,000,000	3,380,580
Pennsylvania,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/14	1,200,000	1,357,608
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management, Inc.
Project)	4.70	11/1/14	3,500,000	3,733,310
Pennsylvania Higher Educational
Facilities Authority, Health
System Revenue (The University
of Pennsylvania)	5.00	8/15/13	3,000,000	3,253,320
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education)	5.00	6/15/13	4,225,000	4,570,478
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	12/1/13	2,620,000	2,900,838
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/14	5,600,000	6,090,840
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (Presbyterian
Medical Center of Philadelphia)	6.50	12/1/11	390,000	399,263
Philadelphia School District,
GO	5.00	9/1/14	4,230,000	4,636,588
Philadelphia School District,
GO	5.00	9/1/15	1,200,000	1,331,856
South Carolina--3.9%
Charleston,
Waterworks and Sewer System
Capital Improvement Revenue	5.13	1/1/15	1,680,000	1,914,528
Orangeburg Joint Governmental

Action Authority, Capital
Projects Sales and Use Tax
Revenue (Orangeburg County,
South Carolina Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	4/1/12	2,000,000	2,047,820
Renewable Water Resources,
Sewer System Revenue	5.00	1/1/14	1,000,000	1,099,540
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	1/1/14	1,000,000	1,104,520
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	1/1/14	3,595,000	3,970,749
South Carolina Transportation
Infrastructure Bank, Revenue	5.00	10/1/13	10,000,000	10,892,700
Tennessee--1.2%
Memphis,
Electric System Subordinate
Revenue	5.00	12/1/14	5,000,000	5,677,850
Shelby County Health Educational
and Housing Facility Board,
Revenue (Methodist Le Bonheur
Healthcare)	5.00	6/1/12	1,000,000	1,034,550
Texas--10.9%
Alief Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)	5.00	2/15/13	1,725,000	1,854,064
Austin,
Electric Utility System
Revenue (Insured; AMBAC)	5.50	11/15/12	3,100,000	3,304,693
Clear Creek Independent School
District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/15	1,500,000	1,711,920
Cypress-Fairbanks Independent
School District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	5.25	2/15/15	1,500,000	1,725,225
Fort Worth Independent School
District, Unlimited Tax School
Building Bonds	5.00	2/15/13	1,000,000	1,074,650
Garland Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/15	1,815,000	2,070,715
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/14	2,785,000	3,159,527
Katy Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/15	1,625,000	1,854,580
Lower Colorado River Authority,
Revenue	5.00	5/15/12	1,000,000	1,040,740

Lower Colorado River Authority,
Revenue	5.00	5/15/14	1,000,000	1,111,780
Lubbock,
Tax and Waterworks System
Surplus Revenue (Certificates
of Obligation)	5.00	2/15/14	3,630,000	4,026,033
Mabank Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)
(Prerefunded)	5.00	8/15/12	2,650,000 a	2,790,715
Mission Economic Development
Corporation, SWDR (Waste
Management, Inc. Project)	6.00	8/1/13	2,500,000	2,692,600
North East Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.25	8/1/14	2,315,000	2,632,201
Pflugerville Independent School
District, Unlimited Tax
Refunding Bonds (Permanent
School Fund Guarantee Program)	5.25	8/15/13	1,465,000	1,613,053
San Antonio,
Airport System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	6/30/13	705,000	778,362
San Antonio,
Airport System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	7/1/13	2,295,000	2,503,776
San Antonio,
Electric and Gas Systems
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.38	2/1/14	3,000,000	3,351,660
Texas A&M University System Board
of Regents, Financing System
Revenue	5.00	5/15/14	4,835,000	5,417,279
Texas Public Finance Authority,
Revenue (Building and
Procurement Commission
Projects) (Insured; AMBAC)	5.00	2/1/14	2,500,000	2,761,075
Texas Public Finance Authority,
Revenue (State Preservation
Board Projects)	5.00	2/1/13	4,190,000	4,487,071
Texas State University System
Board of Regents, Financing
System Revenue	5.00	3/15/13	1,460,000	1,570,026
Texas State University System
Board of Regents, Financing
System Revenue	5.00	3/15/14	1,000,000	1,110,210
Titus County Fresh Water Supply
District Number One, PCR
(Southwestern Electric Power
Company Project)	4.50	7/1/11	1,500,000	1,500,135
University of Houston Board of
Regents, Consolidated System

Revenue	5.00	2/15/13	2,285,000	2,446,664
Utah--.7%
Utah Board of Regents,
University of Utah HR
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/14	1,500,000	1,667,490
Utah County,
EIR (USX Corporation Project)	5.05	11/1/11	2,000,000	2,049,180
Virginia--5.1%
Arlington County Industrial
Development Authority, RRR
(Alexandria/Arlington
Waste-to-Energy Facility)
(Ogden Martin System of
Alexandria/Arlington, Inc.
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.38	1/1/12	2,280,000	2,289,188
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs) (Prerefunded)	5.00	2/1/14	1,975,000 a	2,199,005
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	4.20	1/1/14	4,500,000	4,656,780
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	4.20	7/1/14	1,500,000	1,555,740
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/13	3,250,000	3,555,695
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/14	2,000,000	2,258,160
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/14	2,000,000	2,258,160
Virginia Public School Authority,
School Financing Bonds	5.25	8/1/13	3,935,000	4,322,912
Virginia Public School Authority,
School Financing Bonds	5.00	8/1/14	3,865,000	4,363,894
Washington--4.9%
Chelan County Public Utility
District Number 1,
Consolidated System Revenue	5.00	7/1/15	1,500,000	1,681,800
Clark County Public Utility
District Number 1, Electric
System Revenue	5.00	1/1/13	2,790,000	2,956,702
Energy Northwest,
Electric Revenue (Project
Number 3) (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/12	1,000,000	1,052,910
FYI Properties,
LR (State of Washington
Department of Information

Services Project)	5.00	6/1/13	2,400,000	2,571,144
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.00	6/1/14	1,700,000	1,864,764
Greater Wenatchee Regional Events
Center Public Facilities
District, Revenue and Special
Tax BAN	5.25	12/1/11	3,000,000	2,924,250
Port of Seattle,
Limited Tax GO	5.00	12/1/15	1,050,000	1,178,846
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	2/1/14	4,500,000	4,989,240
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	2/1/15	1,500,000	1,705,995
Washington,
Motor Vehicle Fuel Tax GO	5.00	1/1/13	5,150,000	5,504,166
Wisconsin--1.7%
Wisconsin,
GO	5.00	5/1/13	2,405,000	2,605,096
Wisconsin,
GO	5.00	5/1/16	1,500,000	1,745,370
Wisconsin,
Petroleum Inspection Fee
Revenue	5.00	7/1/14	3,250,000	3,631,063
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.00	4/15/14	1,390,000	1,485,576
U.S. Related--5.1%
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/14	2,300,000	2,479,860
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/15	1,000,000	1,091,470
Puerto Rico Government Development
Bank, Senior Notes	5.25	1/1/15	5,000,000	5,258,300
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.00	7/1/12	1,000,000	1,032,370
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; AMBAC)	5.50	7/1/12	5,000,000	5,186,600
Puerto Rico Housing Finance
Authority, Housing Revenue
(Vivienda Modernization 1, LLC
Projects)	4.75	10/1/11	2,885,000	2,894,578
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/13	1,760,000	1,867,835
Puerto Rico Infrastructure
Financing Authority, Special

Tax Revenue (Insured; AMBAC)	5.50	7/1/14	5,000,000	5,404,950
Puerto Rico Municipal Finance
Agency, GO (Insured; Assured
Guaranty Municipal Corp.)	6.00	7/1/12	1,500,000	1,573,335
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Notes) (Senior Lien)	5.00	10/1/13	1,000,000	1,065,320
Total Long-Term Municipal Investments
(cost $526,075,560)				538,877,583
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.3%	Rate (%)	Date	Amount ($)	Value ($)
California;
California,
Economic Recovery Bonds (LOC;
JPMorgan Chase Bank)	0.03	7/1/11	2,000,000 b	2,000,000
California,
GO Notes
(Kindergarten-University)
(LOC: California State
Teachers Retirement System and
Citibank NA)	0.03	7/1/11	2,100,000 b	2,100,000
California Infrastructure and
Economic Development Bank,
Revenue (California Academy of
Sciences, San Francisco,
California) (LOC; Wells Fargo
Bank)	0.03	7/1/11	500,000 b	500,000
Irvine Assessment District Number
05-21, Limited Obligation
Improvement Bonds (LOC:
California State Teachers
Retirement System and U.S.
Bank NA)	0.04	7/1/11	2,600,000 b	2,600,000
Total Short-Term Municipal Investments
(cost $7,200,000)				7,200,000
Total Investments (cost $533,275,560)			100.5%	546,077,583
Liabilities, Less Cash and Receivables			(.5%)	(2,692,228)
Net Assets			100.0%	543,385,355

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Variable rate demand note - rate shown is the interest rate in effect at June 30, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At June 30, 2011, the aggregate cost of investment securities for income tax purposes was $533,275,560. Net unrealized appreciation on investments was $12,802,023 of which $13,117,984 related to appreciated investment securities and $315,961 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access

AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the fund's investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	546,077,583	-	546,077,583

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Short-Intermediate Municipal Bond Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 19, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	August 19, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)